Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentrations

Note 15—Concentrations

During the three months ended June 30, 2022 and 2021, the Company had two significant customers that accounted for approximately 26% and 28% of total revenues, respectively. During the six months ended June 30, 2022 and 2021, the Company had two significant customers that accounted for approximately 29% and 28% of total revenues, respectively. As of June 30, 2022 and December 31, 2021, approximately 21% and 23%, respectively, of the Company’s accounts receivable and contract assets were due from these two customers.

Note 16—Concentrations

During the years ended December 31, 2021 and 2020, the Company had two significant customers that accounted for approximately 30% and 28% of total revenues, respectively. As of December 31, 2021 and 2020, approximately 23% and 23%, respectively, of the Company’s accounts receivable and contract assets were due from these two customers.